UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended December 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Karsch Capital Management, LP.

Address:  110 East 59th Stret
          22nd Floor
          New York, New York 10022

13F File Number: 28-10078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael A. Karsch
Title:  Principal
Phone:  (212) 507-9782

Signature, Place and Date of Signing:


/s/ Michael A. Karsch                 NY, NY                      2/14/03
---------------------------------  -------------               --------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     45

Form 13F Information Table Value Total:  $198,456
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                           FORM 13F INFORMATION TABLE
                         KARSCH CAPITAL MANAGEMENT, L.P.
                                December 31, 2002

Column 1                        Column 2        Column 3    Column 4          Column 5      Column 6 Column 7         Column 8

                                                           Market Value  Shares/   Sh/ Put/ Invstmt  Other         Voting Authority
Name of Issuer                  Title of Class  CUSIP        (x$1,000)   Prn Amt.  Prn Call Discretn Managers  Sole      Shared None
Agere Sys Inc                   CL A            00845V100        0               5 SH        Sole       0              5   0     0
Agere Sys Inc                   CL B            00845V209    3,802       2,715,407 SH        Sole       0      2,715,407   0     0
American Tower Corp             CL A            029912201    3,269         926,000 SH        Sole       0        926,000   0     0
AT&T Wireless Svcs Inc          COM             00209A106    6,921       1,225,000 SH        Sole       0      1,225,000   0     0
Autodesk Inc                    COM             052769106    4,290         300,000 SH        Sole       0        300,000   0     0
Broadwing Inc                   COM             111620100    2,086         592,500 SH        Sole       0        592,500   0     0
Cisco Systems                   COM             17275R102    8,567         654,000 SH        Sole       0        654,000   0     0
Comcast Corp New                CL A            20030N101    5,963         253,000 SH        Sole       0        253,000   0     0
Corinthian Colleges Inc         COM             218868107    3,483          92,000 SH        Sole       0         92,000   0     0
Corning Inc                     COM             219350105    3,982       1,203,000 SH        Sole       0      1,203,000   0     0
Cox Communications Inc New      CL A            224044107    2,130          75,000 SH        Sole       0         75,000   0     0
Earthlink Inc                   COM             270321102    8,327       1,527,960 SH        Sole       0      1,527,960   0     0
Extreme Networks Inc            COM             30226D106    1,308         400,000 SH        Sole       0        400,000   0     0
Falconstor Software Inc         COM             306137100      457         117,820 SH        Sole       0        117,820   0     0
Foundry Networks Inc            COM             35063R100      739         105,000 SH        Sole       0        105,000   0     0
Fox Entmt Group Inc             COM             35138T107   12,296         474,200 SH        Sole       0        474,200   0     0
Goodyear Tire & Rubr Co         COM             382550101      706         103,660 SH        Sole       0        103,660   0     0
HCA Inc                         COM             404119109    4,150         100,000 SH        Sole       0        100,000   0     0
Hersey Foods Corp               COM             427866108    1,470          21,800 SH        Sole       0         21,800   0     0
Integrated Device Technology    COM             458118106    5,294         632,500 SH        Sole       0        632,500   0     0
Invitrogen Corp                 COM             46185R100    6,258         200,000 SH        Sole       0        200,000   0     0
ITT Educational Services Inc    COM             45068B109    7,642         324,500 SH        Sole       0        324,500   0     0
Juniper Networks Inc.           COM             48203R104    7,854       1,155,050 SH        Sole       0      1,155,050   0     0
Laboratory Corp Amer Hldgs      COM NEW         50540R409    7,321         315,000 SH        Sole       0        315,000   0     0
Leapfrog Enterprises Inc        CL A            52186N106    1,383          55,000 SH        Sole       0         55,000   0     0
Liberty Media Corp New          COM SER A       530718105    2,235         250,000 SH        Sole       0        250,000   0     0
Mantech Intl Corp               CL A            564563104    6,293         330,000 SH        Sole       0        330,000   0     0
Navistar Intl Corp New          COM             63934E108    4,740         195,000 SH        Sole       0        195,000   0     0
Neoware Sys Inc                 COM             64065p102      373          25,000 SH        Sole       0         25,000   0     0
Nortel Networks Corp New        COM             656568102    1,942       1,205,970 SH        Sole       0      1,205,970   0     0
Omnicom Group Inc               COM             681919106    6,417          99,340 SH        Sole       0         99,340   0     0
Paccar Inc                      COM             693718108    3,091          67,000 SH        Sole       0         67,000   0     0
Paychex Inc                     COM             704326107    7,840         281,000 SH        Sole       0        281,000   0     0
* Platinum Underwriter Hldgs L  COM             G7127P100    5,402         205,000 SH        Sole       0        205,000   0     0
RF Micro Devices Inc            COM             749941100      836         114,030 SH        Sole       0        114,030   0     0
Safeway Inc                     COM NEW         786514208    1,238          53,000 SH        Sole       0         53,000   0     0
Station Casinos Inc             COM             857689103    7,257         410,000 SH        Sole       0        410,000   0     0
Stilwell Financial              COM             860831106    7,999         612,000 SH        Sole       0        612,000   0     0
Symbol Technologies Inc         COM             871508107    5,754         700,000 SH        Sole       0        700,000   0     0
Tellabs Inc                     COM             879664100    3,537         486,530 SH        Sole       0        486,530   0     0
Tellium Inc                     COM             87967E107      206         321,240 SH        Sole       0        321,240   0     0
Tenet Healthcare Corp           COM             88033G100    4,510         275,000 SH        Sole       0        275,000   0     0
Advisory Brd Co                 COM             00762W107    4,590         153,500 SH        Sole       0        153,500   0     0
TMP Worldwide Inc               COM             872941109    1,979         175,000 SH        Sole       0        175,000   0     0
Vodafone Group PLC New          SPONSORED ADR   92857W100    4,802         265,000 SH        Sole       0        265,000   0     0
Yahoo Inc.                      COM             984332106    7,717         472,000 SH        Sole       0        472,000   0     0

                                                Total:     198,456

03407.0004 #383563